Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting p Policies [Line Items]
Restricted cash		$ 3,000,000
Allowance for credit losses for accounts receivable	932,276	1,405,588
Recognized credit losses	474,982	11,631	$ 102,356
Cost of revenues	(438,949)	1,102,119	329,639
Interest expense
Revenue from service fees	160,009,293	209,981,306	170,911,999
Deferred revenue	2,357,016	18,469,332
Marketing expense	1,421,315	2,142,803	$ 3,285,558
Cash	$ 1,250,281	$ 13,526,957
Bank insured (in Yuan Renminbi) | ¥				¥ 500,000
Exchange rates, per share (in Dollars per share) | $ / shares	$ 0.1412	$ 0.145
Average exchange rate, per share (in Dollars per share) | $ / shares	$ 0.1419	$ 0.1489	$ 0.155
Minimum [Member]
Summary of Significant Accounting p Policies [Line Items]
Estimated useful economic life	3 years			3 years
Investee	20.00%
VAT rate	9.00%			9.00%
Maximum [Member]
Summary of Significant Accounting p Policies [Line Items]
Investee	50.00%
VAT rate	13.00%			13.00%
Accounts Receivable [Member]
Summary of Significant Accounting p Policies [Line Items]
Allowance for credit losses for accounts receivable	$ 559,382	$ 84,400
Recognized credit losses	28,180
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting p Policies [Line Items]
Allowance for credit losses for accounts receivable	559,382
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting p Policies [Line Items]
Allowance for credit losses for accounts receivable		84,400
Service [Member]
Summary of Significant Accounting p Policies [Line Items]
Revenue from service fees	544,562	123,208	$ 23,782
Shipping and Handling [Member]
Summary of Significant Accounting p Policies [Line Items]
Cost of revenues	$ 1,932,398	$ 2,074,452	$ 2,404,268
Customer One [Member] | Total Sales [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting p Policies [Line Items]
Customer accounted	11.40%
One Customer [Member] | Total Sales [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting p Policies [Line Items]
Customer accounted		15.90%	15.80%
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting p Policies [Line Items]
Customer accounted	15.00%	14.00%	45.00%
Supplier Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting p Policies [Line Items]
Customer accounted	11.00%	12.00%	24.00%
Suppliers Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting p Policies [Line Items]
Customer accounted	10.00%